SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 48 - SUBSEQUENT EVENTS

48.1 - Transfer of interest in Companhia de Transmissão Centroeste de Minas S.A.

On January 13, 2020, the Company received R$ 45 million, obtaining a net result in the operation of R$ 26.3 million, for the transfer of all the shares it held from Companhia de Transmissão Centroeste de Minas S.A., corresponding to 49% of the total capital stock, to Companhia Energética de Minas Gerais (CEMIG). With this transfer, 100% of the transfers from the SPEs sold in September 2018 are completed.

48.2 - Issuance of debt securities in the international market

On February 4, 2020, the Company completed the issuance of notes due in 2025 and 2030, in the amounts of US$ 500 million and US$ 750 million and annual interest rates of 3.625% and 4.625%, respectively. The proceeds from the issue of the Notes were mainly used for the acquisition offer, concluded on February 5, of the Company's 2021 Notes. The Acquisition Offer was accepted by investors representing approximately 64.25% of the 2021 Notes in circulation, totaling a total acquisition of US$ 1,124 million.

48.3 - Furnas Debenture - Second Series

On February 20, 2020, debentures were subscribed in the total amount of R$ 800 million, of the second series of issue of the subsidiary Furnas, which will bear interest of 4.08% per year and maturing on November 15, 2029.

48.4 - Right to receive CCC credit

On March 10, 2020, ANEEL recognized the right to receive CCC credit to Ceron and Eletroacre in the amounts of R$ 1.9 billion and R$ 192 million, respectively, related to the inspection of benefits due in the period of July 30, 2009 to June 30, 2016, considered as the first period of the inspection process, and these credits were assigned to Eletrobras on the occasion of the privatization of said distributors.

These amounts recognized by ANEEL are in accordance with the amounts recorded in the Company's financial statements, referring to the First Inspection Period. The other amounts assigned by Ceron and Eletroacre to Eletrobras and recorded in the financial statements refer to claims that will still be submitted to ANEEL's Board of Directors after the conclusion of the second inspection period that covers the period from July 1, 2016 to April 30, 2017.

ANEEL's Board of Directors also approved, on this date, the obligation to return R$ 2.1 billion, referring to the CCC's monthly inspection and reprocessing process paid to Amazonas Distribuidora, from July 2016 to April 2017, referring to the Second Inspection Period. With this decision, Amazonas Distribuidora has completed its entire inspection process. The amount mentioned above was also assigned to Eletrobras in the privatization process of the distributor and is recorded in the Company's financial statements.

48.5- New WACC methodology - ANEEL

On March 10, 2020, ANEEL approved the new calculation methodology and the WACCs for the transmission, generation and distribution segments. The rates will be updated annually and will remunerate, during the tariff review cycle, the capital invested in the concession, in addition to being used provisionally for the authorization of reinforcements and transmission improvements. For the transmission segment, the actual after-tax WACC of 7.66% for 2018, 7.39% for 2019 and 6.98% for 2020 was approved. The Company is evaluating the possible impacts of this change.

48.6 - Coronavirus (COVID-19) - Impacts for Eletrobras

In March 2020, a global pandemic was declared by the World Health Organization related to the rapid increase in cases of diseases by the new coronavirus (COVID-19). The Company has been taking all measures to maintain the normality of its operations, given the strategic sector in which it operates, and has been following recommendations of governmental and health agencies in relation to its employees and service providers. Due to the atypical scenario and potentially unpredictable characteristics, it is not possible to accurately predict the consequences that may result in the coming months in the Company's operations.

Our generation revenue comes from businesses carried out on (i) the Regulated Market (including the plants under the quota regime), (ii) the Free Market and (iii) the short-term market, in which the differences between the amounts generated, contracted and consumed are settled. Due to the reduction in economic activity, there may be instances of defaults by our counterparties.

We are also managers of the Itaipu and Proinfa commercialization accounts. If either account becomes negative, we use our own resources to meet the obligations and reestablish the balance of the accounts, with due compensation through the tariff of the following year (with respect to Itaipu) or in the revision of quotas (with respect to Proinfa). Any material default in any of these accounts could affect our cash flows.

In the transmission segment, our revenues are derived from tariffs defined by ANEEL. Accordingly, we currently see no indications that the outbreak of COVID-19 will have a significant impact on the revenues of our transmission segment. Despite low historical default rates, the current adverse scenario, magnified by over-contracting by the distribution companies and exchange rate devaluations, may lead to increased defaults in this segment.

Considering the possible decrease in our revenues, we might be required to record additional impairments, particularly in the case of SPEs that sell significant part of their energy generation in the Free Market. Other factors that may contribute to us having to record impairments are the increase in certain costs and expenses (especially those indexed in foreign currency) and/or possible difficulties with material suppliers.

The effects on the world economy and, particularly in Brazil, are not yet clear enough, nor how long these effects will last, or how much will be the eventual reduction in electricity consumption in Brazil and the duration of this reduction. However, the Company did not perceive until the date of these consolidated financial statements any relevant reductions on our revenues due to COVID-19.

48.7 - Dismissal of the Extraordinary Appeal Embargoes filed by Mendes Júnior Engenharia

On April 1st, the Extraordinary Appeal Embargoes filed by Mendes Júnior Engenharia S.A (“Mendes Junior”) against the subsidiary Companhia Hidro Elétrica do São Francisco (“Chesf”) were dismissed. The embargoes were filed in the scope of civil lawsuit in which Mendes Junior claimed the reimbursement of values that it would have allegedly raised in the financial market for the completion of the works of the Luiz Gonzaga Hydroelectric Plant (Itaparica). The lawsuit filed by Mendes Junior is classified, by Chesf, as remote loss risk. Considering that no more legal appeals are available under the referenced lawsuit, this one must be filed.

48.8 - Eletropar exclusion from the National Privatization Program (“PND”)

On April 1st, the Decree No. 10,304 2020, of the Presidency of the Republic was published in the Federal Government Official Gazette, excluding Eletrobras Participações S.A. (“ELETROPAR”) from the National Privatization Program (“PND”). The privatization of the Eletrobras System, under the terms of bill 5877/2019 (“PL”) will be analyzed within the scope of the National Congress, only after such approval measures can be taken to conclude the referred project.

48.9 - Cancellation of Ordinary and Extraordinary General Meetings

On April 7, considering the existing restrictions on the circulation and agglomerations of people due to COVID-19, the Company's Board of Directors, upon recommendation of Eletrobras' Executive Board, decided to cancel its Ordinary and Extraordinary General Meetings convened for April 30 2020, in accordance to the Provisional Measure 931 of 03/30/2020 (“MP”) and Resolution CVM 849 of 03/31/2020. The new date will be defined, within the limit of July 31, 2020, since the Company will await the evolution of COVID-19 and also the CVM regulations mentioned above.

48. 10 - Compliance Officer

On April 7, 2020, Eletrobras informed its shareholders and the market in general that, given the context of the coronavirus pandemic, the Governance, Risks and Compliance Officer, Mrs. Lucia Maria Martins Casasanta, will remain in office after April 30, 2020, until the new director be selected and can assume the role without prejudice to activities. It should be noted that, in accordance with article 45 of Eletrobras' Bylaws, the candidate for the position of Governance, Risks and Compliance Officer will be selected through the presentation of a triple list defined by a company specialized in executive headhunter.

48. 11 - SPE Manaus Transmissora de Energia S.A. Sale

On April 14, 2020, the Board of Directors approved the binding offer made by Evoltz Participações S/A ("Evoltz") for the acquisition of the entire stake of Eletrobras, corresponding to 49.5% of the total share capital, in the Special Purpose Company ("SPE") Manaus Transmissora de Energia SA ("MTE"), in accordance with the Eletrobras Notice 01/2019 ("Notice"), of the Competitive Procedure of Sale No. 01/2019, referring to "Lot 6". The amount of the proposal received, in the form of the Notice, is R$232,000,000.00 (two hundred and thirty-two million reais), referenced to 12/31/2018. The signing of the purchase and sale contract will take place in sequence and, subsequently, with the due approval of ANEEL, CADE and creditors, Evoltz will become the unique shareholder of MTE.

48. 12 - Fortim Wind Complex

On April 20, 2020, Eletrobras informed its shareholders and the market in general that its subsidiary Furnas Centrais Elétricas S.A. ("Furnas") completed on April 16, 2020 the energization of the wind turbines of the Fortim Wind Complex. The Fortim Wind Complex, located in Ceará, is formed by 5 (five) special purpose companies created from the New Energy Auction (A-5) held by ANEEL in December 2011, aiming to search for new wind generation projects for supply power. It consists of 41 wind turbines of 3 MW each, all of which are currently in Operation under Test. The completion of this venture represents an increase of 123 MW in Furnas' installed capacity, corresponding to an annual revenue of approximately R$72 million.

48.13 - Sale of SPE Eólica Mangue Seco 2 - Geradora e Comercializadora de Energia Elétrica S.A. (“MS2”)

On May 11, 2020, Eletrobras approved the binding offer made by the Pirineus Multi-Strategic Investment Fund (FIP Pirineus) for the acquisition of the entire holding of Eletrobras, corresponding to 49% of the total share capital, in the Special Purpose Company (SPE) Eólica Mangue Seco 2 - Geradora e Comercializadora de Energia Elétrica SA (MS2), in accordance with the Eletrobras Notice 01/2019, of the Competitive Sale Procedure 01/2019, referring to “Lot 5”. The value of the proposal received, in the form of the Notice, is R $ 33,000,001.00 (thirty-three million and one real), referenced to 12/31/2018. The purchase and sale contract will be signed in sequence and, subsequently, with the due approval of ANEEL, CADE and creditors, FIP Pirineus will have a 49% interest in MS2.